Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (thirty-four of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of and for the period noted in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States)

(PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of May 31, 2026.

This report is intended solely for the information and use of the Board of Trustees of TIAA -CREF Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026

PricewaterhouseCoopers LLP
One North Wacker
Chicago, IL 60606
www.pwc.com
+1 (312) 298 2000

Appendix A

Fund                                                                           Applicable Period

Nuveen Lifecycle Retirement Income Fund

Nuveen Lifecycle 2010 Fund

Nuveen Lifecycle 2015 Fund

Nuveen Lifecycle 2020 Fund

Nuveen Lifecycle 2025 Fund

Nuveen Lifecycle 2030 Fund

Nuveen Lifecycle 2035 Fund

Nuveen Lifecycle 2040 Fund

Nuveen Lifecycle 2045 Fund

Nuveen Lifecycle 2050 Fund

Nuveen Lifecycle 2055 Fund

Nuveen Lifecycle 2060 Fund

Nuveen Lifecycle 2065 Fund

Nuveen Lifecycle Index Retirement Income Fund

Nuveen Lifecycle Index 2010 Fund

Nuveen Lifecycle Index 2015 Fund

For the year ended May 31, 2026

Nuveen Lifecycle Index 2020 Fund

Nuveen Lifecycle Index 2025 Fund

Nuveen Lifecycle Index 2030 Fund

Nuveen Lifecycle Index 2035 Fund

Nuveen Lifecycle Index 2040 Fund

Nuveen Lifecycle Index 2045 Fund

Nuveen Lifecycle Index 2050 Fund

Nuveen Lifecycle Index 2055 Fund

Nuveen Lifecycle Index 2060 Fund

Nuveen Lifecycle Index 2065 Fund

Nuveen Managed Allocation Fund

Nuveen Lifestyle Income Fund

Nuveen Lifestyle Conservative Fund

Nuveen Lifestyle Moderate Fund

Nuveen Lifestyle Growth Fund

Nuveen Lifestyle Aggressive Growth Fund

Nuveen Lifecycle 2070 Fund                                       For the period September 30, 2025 (commencement of operations) through May 31, 2026

Nuveen Lifecycle Index 2070 Fund